LONG-TERM DEBT (Details)	12 Months Ended							12 Months Ended												1 Months Ended			1 Months Ended					12 Months Ended								1 Months Ended						12 Months Ended							12 Months Ended		12 Months Ended																	0 Months Ended																				1 Months Ended										1 Months Ended
	Dec. 31, 2012 CAD	Dec. 31, 2011 CAD	Dec. 31, 2010 CAD	Dec. 31, 2012 Interest rate swap agreements CAD	Dec. 31, 2011 Interest rate swap agreements CAD	Dec. 31, 2012 Interest rate swap agreements USD ($)	Dec. 31, 2011 Interest rate swap agreements USD ($)	Dec. 31, 2012 Short-term debt CAD	Dec. 31, 2011 Short-term debt CAD	Dec. 31, 2010 Short-term debt CAD	Dec. 31, 2012 Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2011 Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2010 Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2012 Debentures Canadian dollars CAD	Dec. 31, 2011 Debentures Canadian dollars CAD	Dec. 31, 2012 Debentures U.S. dollars USD ($)	Dec. 31, 2012 Debentures U.S. dollars CAD	Dec. 31, 2011 Debentures U.S. dollars USD ($)	Dec. 31, 2011 Debentures U.S. dollars CAD	Aug. 31, 2010 10.50 % debentures CAD	Dec. 31, 2012 Medium-Term Notes Canadian dollars CAD	Dec. 31, 2011 Medium-Term Notes Canadian dollars CAD	Nov. 30, 2011 3.65 % medium-term notes, due November 15, 2021 CAD	Nov. 30, 2011 4.55 % medium-term notes, due November 15, 2041 CAD	May 31, 2011 9.5 % medium term notes CAD	Jan. 31, 2011 4.3 % medium term notes CAD	Feb. 28, 2010 6.125 % medium term notes U.S. dollars USD ($)	Dec. 31, 2012 Senior Unsecured Notes Interest rate swap agreements CAD	Dec. 31, 2011 Senior Unsecured Notes Interest rate swap agreements CAD	Dec. 31, 2012 Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2012 Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2011 Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2011 Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2012 Senior Unsecured Notes U.S. dollars Interest rate swap agreements USD ($)	Dec. 31, 2011 Senior Unsecured Notes U.S. dollars Interest rate swap agreements USD ($)	Aug. 31, 2012 2.5 % senior unsecured notes, due August 1, 2022 U.S. dollars USD ($)	May 31, 2012 8.625 % senior unsecured notes U.S. dollars USD ($)	Mar. 31, 2012 0.875 % senior unsecured notes, due March 2, 2015 U.S. dollars USD ($)	Sep. 30, 2010 3.80 % senior unsecured notes, due October 1, 2020 U.S. dollars USD ($)	Jun. 30, 2010 3.4 % senior unsecured notes, due June 1, 2015 U.S. dollars USD ($)	Jun. 30, 2010 6.1 % senior unsecured notes, due June 1, 2040 U.S. dollars USD ($)	Dec. 31, 2012 Junior subordinated notes CAD	Dec. 31, 2011 Junior subordinated notes CAD	Dec. 31, 2010 Junior subordinated notes CAD	Dec. 31, 2012 Junior subordinated notes U.S. dollars	Dec. 31, 2011 Junior subordinated notes U.S. dollars	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2011 NOVA GAS TRANSMISSION LTD Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD 8.5 % debentures U.S. dollars USD ($)	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures with retraction provisions CAD	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures with retraction provisions Maximum	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Medium-Term Notes Canadian dollars CAD	Dec. 31, 2011 NOVA GAS TRANSMISSION LTD Medium-Term Notes Canadian dollars CAD	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars USD ($)	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars CAD	Dec. 31, 2011 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars USD ($)	Dec. 31, 2011 NOVA GAS TRANSMISSION LTD Medium-Term Notes U.S. dollars CAD	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures and Notes Canadian dollars CAD	Dec. 31, 2011 NOVA GAS TRANSMISSION LTD Debentures and Notes Canadian dollars CAD	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars USD ($)	Dec. 31, 2012 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars CAD	Dec. 31, 2011 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars USD ($)	Dec. 31, 2011 NOVA GAS TRANSMISSION LTD Debentures and Notes U.S. dollars CAD	Dec. 31, 2012 TRANSCANADA PIPELINE USA LTD Bank Loan (credit facility) U.S. dollars USD ($)	Dec. 31, 2011 TRANSCANADA PIPELINE USA LTD Bank Loan (credit facility) U.S. dollars USD ($)	Dec. 31, 2011 TRANSCANADA PIPELINE USA LTD Bank Loan (credit facility) U.S. dollars CAD	Jul. 31, 2011 TRANSCANADA PIPELINE USA LTD Bank Loan (credit facility) U.S. dollars USD ($)	Jan. 31, 2012 TRANSCANADA PIPELINE USA LTD Term loan U.S. dollars USD ($)	Aug. 31, 2011 TRANSCANADA PIPELINE USA LTD Term loan U.S. dollars USD ($)	Dec. 31, 2011 TRANSCANADA PIPELINE USA LTD Term loan U.S. dollars USD ($)	Dec. 31, 2012 TRANSCANADA PIPELINE USA LTD Revolving facility U.S. dollars USD ($)	Dec. 31, 2012 ANR PIPELINE COMPANY Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2012 ANR PIPELINE COMPANY Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2011 ANR PIPELINE COMPANY Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2011 ANR PIPELINE COMPANY Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2012 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2012 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2011 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2011 GAS TRANSMISSION NORTHWEST CORPORATION Senior Unsecured Notes U.S. dollars CAD	May 31, 2011 TC PIPELINES, LP U.S. dollars GTN LLC	May 31, 2011 TC PIPELINES, LP U.S. dollars Bison LLC	Dec. 31, 2012 TC PIPELINES, LP Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2011 TC PIPELINES, LP Total long-term debt (excluding junior subordinated notes) CAD	Dec. 31, 2012 TC PIPELINES, LP Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2012 TC PIPELINES, LP Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2011 TC PIPELINES, LP Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2011 TC PIPELINES, LP Senior Unsecured Notes U.S. dollars CAD	Jun. 30, 2011 TC PIPELINES, LP 4.65 % senior unsecured notes, due 2021 U.S. dollars USD ($)	Dec. 31, 2011 TC PIPELINES, LP Term loan U.S. dollars USD ($)	May 31, 2011 TC PIPELINES, LP Revolving facility U.S. dollars USD ($)	Dec. 31, 2012 TC PIPELINES, LP Revolving facility U.S. dollars USD ($)	Dec. 31, 2011 TC PIPELINES, LP Revolving facility U.S. dollars USD ($)	Jul. 31, 2011 TC PIPELINES, LP Revolving facility U.S. dollars USD ($)	Dec. 31, 2012 TC PIPELINES, LP Unsecured Loan U.S. dollars USD ($)	Dec. 31, 2012 TC PIPELINES, LP Unsecured Loan U.S. dollars CAD	Dec. 31, 2011 TC PIPELINES, LP Unsecured Loan U.S. dollars USD ($)	Dec. 31, 2011 TC PIPELINES, LP Unsecured Loan U.S. dollars CAD	May 31, 2011 TC PIPELINES, LP Bridge loan facility U.S. dollars USD ($)	Dec. 31, 2012 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2012 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2011 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes U.S. dollars USD ($)	Dec. 31, 2011 GREAT LAKES GAS TRANSMISSION LIMITED PARTNERSHIP Senior Unsecured Notes U.S. dollars CAD	Dec. 31, 2012 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars USD ($)	Dec. 31, 2012 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars CAD	Dec. 31, 2011 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars USD ($)	Dec. 31, 2011 TUSCARORA GAS TRANSMISSION COMPANY Senior Secured Notes U.S. dollars CAD	Dec. 31, 2012 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars USD ($)	Dec. 31, 2012 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars CAD	Dec. 31, 2011 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars USD ($)	Dec. 31, 2011 PORTLAND NATURAL GAS TRANSMISSION SYSTEM Senior Secured Notes U.S. dollars CAD
Long-term debt
Long-term debt	18,913,000,000	18,659,000,000									15,878,000,000	14,792,000,000		874,000,000	874,000,000	$ 400,000,000	398,000,000	$ 600,000,000	610,000,000		4,549,000,000	4,549,000,000								$ 10,126,000,000	10,057,000,000	$ 8,626,000,000	8,759,000,000														1,117,000,000	1,305,000,000				504,000,000	504,000,000	$ 33,000,000	32,000,000	$ 33,000,000	33,000,000	382,000,000	387,000,000	$ 200,000,000	199,000,000	$ 375,000,000	381,000,000		$ 500,000,000	509,000,000						$ 432,000,000	430,000,000	$ 432,000,000	438,000,000	$ 325,000,000	323,000,000	$ 325,000,000	331,000,000			658,000,000	725,000,000	$ 350,000,000	348,000,000	$ 350,000,000	356,000,000							$ 312,000,000	310,000,000	$ 363,000,000	369,000,000		$ 354,000,000	352,000,000	$ 373,000,000	379,000,000	$ 27,000,000	27,000,000	$ 30,000,000	31,000,000	$ 129,000,000	128,000,000	$ 147,000,000	149,000,000
Less: Current Portion of Long-Term Debt	894,000,000	935,000,000
Non-current portion of long-term debt	18,019,000,000	17,724,000,000
Effective interest rates (as a percent)														10.90%	10.90%	9.90%	9.90%	9.50%	9.50%		5.90%	5.90%								5.60%	5.60%	6.20%	6.20%												6.50%	6.50%						7.40%	7.40%	7.50%	7.50%	7.50%	7.50%	11.50%	11.50%	7.90%	7.90%	8.20%	8.20%		0.60%	0.60%						8.90%	8.90%	8.90%	8.90%	5.50%	5.50%	5.50%	5.50%					4.70%	4.70%	4.70%	4.70%							1.50%	1.50%	1.60%	1.60%		7.80%	7.80%	7.80%	7.80%	4.00%	4.00%	4.40%	4.40%	6.10%	6.10%	6.10%	6.10%
Fair value adjustments				(10,000,000)	(13,000,000)																							(10,000,000)	(13,000,000)
Amount of debt in fair value hedge						350,000,000	350,000,000																											350,000,000	350,000,000
Principal repayments on long-term debt for the next five years
2013	894,000,000
2014	970,000,000
2015	1,561,000,000
2016	1,214,000,000
2017	555,000,000
Long-term debt
Debt issued																							500,000,000	250,000,000												1,000,000,000		500,000,000	1,000,000,000	500,000,000	750,000,000																																															350,000,000
Interest rate (as a percent)																				10.50%			3.65%	4.55%	9.50%	4.30%	6.125%									2.50%	8.625%	0.875%	3.80%	3.40%	6.10%				6.35%				8.50%																																							4.65%
Debt repaid/retired																				130,000,000					60,000,000	300,000,000	120,000,000										200,000,000												175,000,000																			500,000,000	200,000,000																				300,000,000
Face amount																																																		225,000,000
Percentage of principal plus accrued and unpaid interest redeemable at specified repayment dates																																																			8.00%
Initial maximum borrowing capacity																																																																			1,000,000,000
Borrowing capacity																																																																300,000,000							300,000,000																						500,000,000
Amount outstanding																																																																						500,000,000																					312,000,000	363,000,000
Draws from credit facility																																																																																										125,000,000								61,000,000
Ownership interest (as a percent)																																																																																25.00%	25.00%
Interest Expense
Interest expense								37,000,000	123,000,000	68,000,000	1,190,000,000	1,154,000,000	1,149,000,000																													63,000,000	63,000,000	65,000,000
Capitalized interest	(300,000,000)	(302,000,000)	(587,000,000)
Amortization and other financial charges	7,000,000	6,000,000	59,000,000
Total	997,000,000	1,044,000,000	754,000,000
Interest payments
Interest payments on long-term debt and junior subordinated notes, net of interest capitalized on construction projects	1,027,000,000	1,069,000,000	718,000,000